Consolidated Statements of Shareholders' Equity $ in Millions		CAD ($) shares		Shares Outstanding/Share Capital CAD ($) shares	Contributed Surplus CAD ($)	Retained Earnings CAD ($)		Accumulated Other Comprehensive Income (Loss) CAD ($)
Beginning balance (in shares) (Previously stated) at Dec. 31, 2022 | shares				110,809,020
Beginning balance (in shares) at Dec. 31, 2022 | shares				110,809,020
Beginning balance (Previously stated) at Dec. 31, 2022		$ 2,286.0		$ 983.8	$ 6.7	$ 1,154.9		$ 140.6
Beginning balance (Change in accounting policy) at Dec. 31, 2022	[1]	(294.2)				(270.9)		(23.3)
Beginning balance at Dec. 31, 2022		1,991.8		$ 983.8	6.7	884.0		117.3
Net income | Previously stated		331.2
Net income | Change in accounting policy		(14.7)
Net income		316.5	[2]			316.5	[1]
Other comprehensive income (loss) | Previously stated		(50.9)
Other comprehensive income (loss) | Change in accounting policy		3.4
Other comprehensive income (loss)	[1]	(47.5)						(47.5)
Total comprehensive income, net of tax | Previously stated		280.3
Total comprehensive income, net of tax | Change in accounting policy		(11.3)
Total comprehensive income, net of tax		269.0	[3]			316.5	[1]	(47.5)	[1]
Share options exercised for cash (in shares) | shares				278,561
Share options exercised for cash		9.3		$ 9.3
Share-based compensation		$ 0.4			0.4
Shares issued, net of transaction costs (in shares) | shares		3,108,450		3,108,450
Shares issued, net of transaction costs		$ 277.8		$ 277.8
Shares repurchased under Normal Course Issuer Bid (in shares) | shares				(129,036)
Shares repurchased under Normal Course Issuer Bid		(10.0)		$ (1.2)		(8.8)
Fair value reclass of share options exercised		0.0		$ 1.6	(1.6)
Dividends declared		(87.2)				(87.2)
Ending balance (in shares) (Previously stated) at Dec. 31, 2023 | shares				114,066,995
Ending balance (in shares) at Dec. 31, 2023 | shares				114,066,995
Ending balance (Previously stated) at Dec. 31, 2023		2,756.6		$ 1,271.3	5.5	1,390.1		89.7
Ending balance (Change in accounting policy) at Dec. 31, 2023	[1]	(305.5)				(285.6)		(19.9)
Ending balance at Dec. 31, 2023		2,451.1	[4]	$ 1,271.3	5.5	1,104.5		69.8
Net income		361.5				361.5
Other comprehensive income (loss)		228.1						228.1
Total comprehensive income, net of tax		589.6				361.5		228.1
Dividends declared		(95.6)				(95.6)
Ending balance (in shares) at Dec. 31, 2024 | shares				114,066,995
Ending balance at Dec. 31, 2024		$ 2,945.1		$ 1,271.3	$ 5.5	$ 1,370.4		$ 297.9

[1]	Revised for change in accounting policy (see Note 6.c)
[2]	Revised for change in accounting policy (see Note 6.c)
[3]	Revised for change in accounting policy (see Note 6.c)
[4]	Revised for change in accounting policy (see Note 6.c)